UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund

Treasury Master Fund

Tax-Free Master Fund

Annual Report

April 30, 2015

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—5.59%
Federal Home Loan Bank
0.070%, due 05/21/15[1]	$158,410,000	$158,403,840
0.190%, due 10/22/15	100,000,000	99,993,967
0.285%, due 04/12/16[1]	150,000,000	149,587,937
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,850,735
0.221%, due 02/04/16[1]	130,000,000	129,778,350
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,066,590
Total US government and agency obligations (cost—$789,681,419)		789,681,419
Time deposits—11.30%
Banking-non-US—11.30%
Credit Agricole Corporate & Investment Bank 0.070%, due 05/01/15	343,000,000	343,000,000
DnB NOR Bank ASA 0.050%, due 05/01/15	200,000,000	200,000,000
Natixis 0.060%, due 05/01/15	202,000,000	202,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 05/01/15	400,000,000	400,000,000
Svenska Handelsbanken 0.050%, due 05/01/15	450,000,000	450,000,000
Total time deposits (cost—$1,595,000,000)		1,595,000,000
Certificates of deposit—28.49%
Banking-non-US—24.58%
Bank of Montreal
0.230%, due 05/14/15	80,000,000	80,002,307
0.311%, due 05/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.311%, due 05/19/15[2]	232,000,000	232,000,000
0.408%, due 07/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.390%, due 05/11/15[2]	30,000,000	30,018,386
0.392%, due 05/15/15[2]	100,000,000	100,062,513

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.130%, due 05/01/15	$100,000,000	$100,000,000
0.130%, due 05/06/15	227,000,000	227,000,000
DnB NOR Bank ASA 0.120%, due 05/05/15	400,000,000	400,000,000
HSBC Bank USA 0.255%, due 06/10/15	212,000,000	212,000,000
KBC Bank NV 0.140%, due 05/11/15	97,000,000	97,000,000
Mizuho Bank Ltd.
0.240%, due 05/05/15	247,000,000	247,001,921
0.260%, due 07/17/15	194,000,000	194,000,000
National Bank of Canada 0.280%, due 05/11/15[2]	185,000,000	185,000,000
Natixis
0.248%, due 05/05/15[2]	170,000,000	170,000,000
0.248%, due 05/05/15[2]	204,000,000	204,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB 0.605%, due 06/22/15[2]	50,000,000	50,060,440
Societe Generale 0.251%, due 05/22/15[2]	200,000,000	200,000,000
Swedbank AB 0.110%, due 05/06/15	190,000,000	190,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	115,000,000	115,000,000
		3,470,145,567
Banking-US—3.91%
BMO Harris Bank, N.A. 0.310%, due 10/08/15	75,000,000	75,000,000
Citibank N.A. 0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
Wells Fargo Bank N.A. 0.230%, due 06/03/15	$98,000,000	$98,000,000
		552,500,000
Total certificates of deposit (cost—$4,022,645,567)		4,022,645,567
Commercial paper[1]—38.16%
Asset backed-miscellaneous—15.84%
Antalis US Funding Corp.
0.160%, due 05/07/15	33,450,000	33,449,108
0.170%, due 05/26/15	83,770,000	83,760,110
Atlantic Asset Securitization LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.212%, due 05/26/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.253%, due 05/18/15[2]	138,000,000	138,000,000
Gotham Funding Corp. 0.160%, due 05/28/15	110,000,000	109,986,800
Liberty Street Funding LLC
0.160%, due 05/08/15	50,000,000	49,998,444
0.180%, due 07/21/15	50,000,000	49,979,750
LMA Americas LLC 0.230%, due 05/11/15[2]	97,000,000	97,000,000
Old Line Funding LLC
0.250%, due 07/01/15	53,000,000	52,977,549
0.270%, due 06/09/15	162,000,000	161,952,615
0.280%, due 06/17/15	125,000,000	124,954,306
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	48,017,355
0.270%, due 06/08/15	100,000,000	99,971,500
0.280%, due 07/15/15	43,000,000	42,974,917
Versailles Commercial Paper LLC
0.226%, due 05/05/15[2]	100,000,000	100,000,000
0.228%, due 05/05/15[2]	50,000,000	50,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC (concluded)
0.230%, due 05/11/15[2]	$150,000,000	$150,000,000
0.253%, due 05/18/15[2]	70,000,000	70,000,000
Victory Receivables Corp. 0.170%, due 05/05/15	123,803,000	123,800,662
		2,236,823,116
Banking-non-US—16.08%
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat 0.345%, due 10/05/15	148,000,000	147,777,322
BNP Paribas 0.060%, due 05/01/15	350,000,000	350,000,000
Commonwealth Bank of Australia
0.258%, due 05/07/15[2]	150,000,000	150,000,000
0.302%, due 05/08/15[2]	99,000,000	99,000,000
Erste Abwicklungsanstalt
0.250%, due 06/18/15	100,000,000	99,966,667
0.260%, due 07/15/15	100,000,000	99,945,833
Mitsubishi UFJ Trust & Banking Corp. 0.250%, due 07/17/15	98,000,000	97,947,597
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,115,087
Natixis 0.110%, due 05/06/15	40,000,000	39,999,389
Nordea Bank AB 0.245%, due 05/26/15	52,000,000	51,991,153
NRW Bank 0.110%, due 05/07/15	150,000,000	149,997,250
Skandinaviska Enskilda Banken AB
0.260%, due 05/26/15	79,700,000	79,685,610
0.320%, due 10/08/15	100,000,000	99,857,778
Sumitomo Mitsui Banking Corp. 0.250%, due 07/09/15	239,000,000	238,885,479

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.301%, due 05/04/15[2]	$79,000,000	$79,000,000
0.360%, due 09/24/15	45,500,000	45,433,570
Westpac Securities NZ Ltd. 0.240%, due 06/10/15	135,000,000	134,964,000
		2,270,566,735
Energy-integrated—3.43%
CNPC Finance HK Ltd.
0.400%, due 05/04/15	52,000,000	51,998,266
0.400%, due 05/22/15	100,000,000	99,976,667
0.410%, due 05/18/15	100,000,000	99,980,639
Sinopec Century Bright Capital Investment Ltd.
0.340%, due 05/05/15	56,850,000	56,847,852
0.350%, due 05/19/15	125,000,000	124,978,125
0.350%, due 05/28/15	50,000,000	49,986,875
		483,768,424
Finance-captive automotive—1.06%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	150,000,000	149,905,750
Finance-non-captive diversified—1.75%
General Electric Capital Corp.
0.260%, due 09/04/15	100,000,000	99,909,000
0.350%, due 10/02/15	148,000,000	147,778,411
		247,687,411
Total commercial paper (cost—$5,388,751,436)		5,388,751,436
Non-US government agency—0.96%
Export Development Canada
0.200%, due 05/01/15[2,3] (cost—$135,000,000)	135,000,000	135,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Short-term corporate obligations—7.68%
Banking-non-US—5.06%
Barclays Bank PLC
0.507%, due 05/11/15[2,4]	$225,000,000	$225,000,000
0.521%, due 05/11/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.371%, due 05/27/15[2,3]	190,000,000	190,000,000
		715,000,000
Banking-US—1.24%
Wells Fargo Bank N.A.
0.361%, due 06/15/15[2]	50,000,000	50,000,000
0.405%, due 06/22/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank 0.230%, due 05/01/15[2]	75,000,000	75,003,068
International Bank for Reconstruction & Development 0.180%, due 05/01/15[2]	120,000,000	120,000,000
		195,003,068
Total short-term corporate obligations (cost—$1,085,003,068)		1,085,003,068
Repurchase agreements—7.81%
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,585,000 Federal Home Loan Bank obligations, 0.375% due 02/19/16 to 06/10/16 and $860,000 Federal Home Loan Mortgage Corp. obligations, 1.100% due 10/03/17; (value—$2,448,780); proceeds: $2,400,006	2,400,000	2,400,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/05/15, collateralized by $242,559,727 Government National Mortgage Association obligations, 3.500% due 03/20/45 to 04/20/45; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/06/15, collateralized by $313,979,382 Federal Home Loan Mortgage Corp. obligations, 2.091% to 5.500% due 05/15/23 to 04/01/45 and $1,361,141,088 Federal National Mortgage Association obligations, 1.889% to 10.500% due 03/25/19 to 05/01/45; (value—$459,000,000); proceeds: $450,006,125	$450,000,000	$450,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 05/07/15, collateralized by $106,163,029 various asset-backed convertible bonds, zero coupon to 3.475% due 12/28/34 to 03/25/58; (value—$107,000,000); proceeds: $100,038,750[5]	100,000,000	100,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 06/04/15, collateralized by $596,796,701 various asset-backed convertible bonds, zero coupon to 5.500% due 04/25/35 to 03/25/58; (value—$321,000,001); proceeds: $300,270,417[4,5]	300,000,000	300,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $310,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$306,279); proceeds: $300,000	300,000	300,000
Total repurchase agreements (cost—$1,102,700,000)		1,102,700,000
Total investments (cost—$14,118,781,490 which approximates cost for federal income tax purposes)—99.99%		14,118,781,490
Other assets in excess of liabilities—0.01%		1,349,088
Net assets—100.00%		$14,120,130,578

Prime Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$789,681,419	$—	$789,681,419
Time deposits	—	1,595,000,000	—	1,595,000,000
Certificates of deposit	—	4,022,645,567	—	4,022,645,567
Commercial paper	—	5,388,751,436	—	5,388,751,436
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	1,085,003,068	—	1,085,003,068
Repurchase agreements	—	1,102,700,000	—	1,102,700,000
Total	$—	$14,118,781,490	$—	$14,118,781,490

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	37.5%
France	13.0
Sweden	10.7
Canada	9.5
Japan	6.6
Australia	5.8
Norway	4.2
United Kingdom	4.0
China	3.4
Germany	2.5
Netherlands	1.1
Luxembourg	1.0
Belgium	0.7
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid investment as of April 30, 2015.

[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2015.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government obligations—21.76%
US Treasury Bills[1]
0.140%, due 01/07/16	$100,000,000	$99,902,389
0.180%, due 02/04/16	87,000,000	86,878,635
0.221%, due 02/04/16	150,000,000	149,744,250
0.272%, due 01/07/16	150,000,000	149,715,533
US Treasury Notes
0.078%, due 05/01/15[2]	500,000,000	499,929,172
0.250%, due 08/15/15	150,000,000	150,033,664
0.250%, due 09/15/15	200,000,000	200,102,942
0.250%, due 10/31/15	300,000,000	300,104,774
1.250%, due 10/31/15	500,000,000	502,784,659
1.375%, due 11/30/15	330,000,000	332,311,886
1.750%, due 07/31/15	276,485,000	277,655,493
Total US government obligations (cost—$2,749,163,397)		2,749,163,397
Repurchase agreements—76.55%

Repurchase agreement dated 04/29/15 with Barclays Capital, Inc., 0.060% due 05/06/15, collateralized by $129,756,500 US Treasury Bond, 8.125% due 08/15/19, $959,781 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 04/15/26, $732,947,600 US Treasury Notes, 0.375% to 3.750% due 10/31/16 to 10/31/20, $53,253,200 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 08/15/43, $92,812,690 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/41 and $562,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/15 to 11/15/23; (value—$1,020,000,051); proceeds: $1,000,011,667

	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $59,317,600 US Treasury Note, 1.750% due 04/30/22; (value—$59,160,052); proceeds: $58,000,161	58,000,000	58,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/15 with BNP Paribas Securities Corp., 0.060% due 05/05/15, collateralized by $30,626,000 US Treasury Bond, 3.625% due 02/15/44, $42,856,400 US Treasury Inflation Index Bond, 0.750% due 02/15/42, $105,364,700 US Treasury Inflation Index Notes, 0.125% due 04/15/17 to 04/15/18, $21,613,682 US Treasury Notes, 0.070% to 1.750% due 01/31/16 to 04/30/22, $6,852,205 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $57,909,259 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/43; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp., 0.100% due 05/01/15, collateralized by $763,200 US Treasury Inflation Index Note, 0.125% due 04/15/16, $6,613,300 US Treasury Notes, 0.070% to 4.125% due 05/15/15 to 06/30/16, $43,651,160 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 11/15/40, $980,000 US Treasury Note Principal STRIPs, zero coupon due 11/15/17 and $1,511,021 US Treasury Bonds STRIPs, zero coupon due 05/15/35 to 05/15/40; (value—$30,600,000); proceeds: $30,000,083	30,000,000	30,000,000
Repurchase agreement dated 04/30/15 with Federal Reserve Bank of New York, 0.050% due 05/01/15, collateralized by $265,604,600 US Treasury Bonds, 4.250% to 4.500% due 05/15/38 to 05/15/39 and $5,411,165,300 US Treasury Notes, 1.375% to 3.625% due 02/28/18 to 08/15/23; (value—$5,885,008,210); proceeds: $5,885,008,174	5,885,000,000	5,885,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/02/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $85,240,700 US Treasury Bills, zero coupon due 10/01/15 to 10/08/15, $163,717,700 US Treasury Bonds, 3.125% to 8.875% due 02/15/19 to 11/15/41, $622,186,600 US Treasury Notes, 0.109% to 4.500% due 06/30/15 to 05/15/24, $60,888,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/29 to 08/15/40 and $85,503,635 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 02/15/34; (value—$1,020,000,013); proceeds: $1,000,062,222[3]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/06/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $67,586,800 US Treasury Bonds, 4.375% to 9.250% due 02/15/16 to 05/15/40, $186,484,100 US Treasury Notes, 0.375% to 2.500% due 03/15/16 to 08/15/23 and $61,046,500 US Treasury Bond Principal Strip, zero coupon due 05/15/43; (value—$306,000,082); proceeds: $300,016,333[3]	300,000,000	300,000,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/05/15, collateralized by $69,643,300 US Treasury Note, 0.875% due 06/15/17 and $162,013,229 US Treasury Bond Strip, zero coupon due 05/15/24; (value—$204,000,000); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/06/15, collateralized by $452,267,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 03/31/22; (value—$459,000,099); proceeds: $450,005,250	450,000,000	450,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 05/01/15, collateralized by $61,905,800 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $174,498,600 US Treasury Note, 2.125% due 09/30/21; (value—$255,000,060); proceeds: $250,000,694	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $470,000 US Treasury Note, 0.750% due 03/31/18; (value—$468,581); proceeds: $459,000	459,000	459,000

Repurchase agreement dated 04/30/15 with
Toronto-Dominion Bank, 0.100% due 05/07/15, collateralized by $23,810,000 US Treasury Bills, zero coupon due 07/09/15 to 10/22/15, $16,261,700 US Treasury Bonds, 2.750% to 5.250% due 11/15/28 to 05/15/44, $3,352,000 US Treasury Inflation Indexed Bonds, 0.625% to 2.125% due 02/15/40 to 02/15/43, $25,963,200 US Treasury Inflation Index Notes, 0.125% to 2.625% due 07/15/16 to 07/15/24, $112,622,500 US Treasury Notes, 0.250% to 3.625% due 05/31/15 to 02/15/25, $134,400,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/15/44 and $1,000,000 US Treasury Bond STRIPs, zero coupon due 05/15/28; (value—$255,000,049); proceeds: $250,004,861

	250,000,000	250,000,000
Total repurchase agreements (cost—$9,673,459,000)		9,673,459,000
Total investments (cost—$12,422,622,397 which approximates cost for federal income tax purposes)—98.31%		12,422,622,397
Other assets in excess of liabilities—1.69%		213,661,594
Net assets—100.00%		$12,636,283,991

Treasury Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,749,163,397	$—	$2,749,163,397
Repurchase agreements	—	9,673,459,000	—	9,673,459,000
Total	$—	$12,422,622,397	$—	$12,422,622,397

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.29%
Alabama—0.26%
University of Alabama Revenue (University Hospital), Series C, 0.100%, VRD	$3,500,000	$3,500,000
Alaska—1.67%
Alaska International Airports Revenue Refunding (System), Series A, 0.110%, VRD	7,000,000	7,000,000
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,024,694
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.140%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.130%, VRD	2,235,000	2,235,000
Series C, 0.130%, VRD	5,050,000	5,050,000
		22,609,694
Arizona—0.79%
AK-Chin Indian Community Revenue, 0.110%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project), 0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.130%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—6.82%
Antelope Valley-East Kern Water Agency, Series A-2, 0.120%, VRD	2,950,000	2,950,000
California State Kindergarten, Series A4, 0.120%, VRD	1,400,000	1,400,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,039,420

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.110%, VRD	$1,870,000	$1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,004,546
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.070%, VRD	1,100,000	1,100,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	10,365,000	10,389,176
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.110%, VRD	4,375,000	4,375,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.110%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.110%, VRD	4,700,000	4,700,000
Series B, 0.120%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.130%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.110%, VRD	5,000,000	5,000,000
Series C, 0.110%, VRD	900,000	900,000
		92,358,142
Colorado—4.33%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,028,739
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,028,777

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	$19,065,000	$19,065,000
Series A2, 0.130%, VRD	8,100,000	8,100,000
Series A3, 0.130%, VRD	1,425,000	1,425,000
		58,647,516
District of Columbia—1.46%
District of Columbia Revenue (German Marshall Fund of the United States), 0.110%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.100%, VRD	3,900,000	3,900,000
Subseries B-2, 0.100%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.150%, VRD	3,400,000	3,400,000
		19,800,000
Florida—2.69%
Gainesville Utilities System Revenue, Series A, 0.100%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.120%, VRD	28,125,000	28,125,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.140%, VRD	5,840,000	5,840,000
		36,435,000
Georgia—1.87%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	10,250,000	10,250,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University) (concluded)
Series B-2, 0.130%, VRD	$15,150,000	$15,150,000
		25,400,000
Idaho—1.55%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,065,260
Illinois—13.01%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.130%, VRD	5,000,000	5,000,000
City of Chicago, Series D-1, 0.130%, VRD	21,940,000	21,940,000
Series D-2, 0.130%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.110%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.120%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.130%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	7,200,000	7,200,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State, Series B-5, 0.140%, VRD	$27,700,000	$27,700,000
Series B-6, 0.090%, VRD	6,000,000	6,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.120%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	14,000,000	14,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.140%, VRD	3,850,000	3,850,000
		176,290,000
Indiana—3.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.090%, VRD	10,900,000	10,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.120%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.130%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.090%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.120%, VRD	2,600,000	2,600,000
		50,825,000
Kentucky—0.39%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.090%, VRD	5,245,000	5,245,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.54%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.140%, VRD	$815,000	$815,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.070%, VRD	6,500,000	6,500,000
		7,315,000
Maryland—1.34%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.100%, VRD	2,000,000	2,000,000
Series B, 0.100%, VRD	5,200,000	5,200,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.98%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,053,000	1,053,000
0.110%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.130%, VRD	2,795,000	2,795,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.100%, VRD	24,500,000	24,500,000
		40,344,000
Michigan—1.00%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	3,900,000	3,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.100%, VRD	$9,695,000	$9,695,000
		13,595,000
Minnesota—0.14%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.110%, VRD	1,850,000	1,850,000
Mississippi—0.72%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.110%, VRD	4,000,000	4,000,000
Series I, 0.110%, VRD	1,000,000	1,000,000
Series K, 0.120%, VRD	3,000,000	3,000,000
Series L, 0.130%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.99%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.120%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.140%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.120%, VRD	14,200,000	14,200,000
Series C, 0.120%, VRD	600,000	600,000
0.120%, VRD	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded)
Series D, 0.120%, VRD	$1,000,000	$1,000,000
		26,910,000
Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.140%, VRD	8,845,000	8,845,000
New Hampshire—0.38%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.110%, VRD	5,125,000	5,125,000
New York—9.18%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.130%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.120%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.090%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.070%, VRD	6,000,000	6,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	$5,425,000	$5,425,000
Series BB-5, 0.110%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.120%, VRD	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.120%, VRD	13,400,000	13,400,000
New York City General Obligation Bonds, Subseries D-4, 0.120%, VRD	5,640,000	5,640,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.100%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	1,950,000	1,950,000
Series A-2, 0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.070%, VRD	19,500,000	19,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.130%, VRD	3,870,000	3,870,000
		124,405,000
North Carolina—4.57%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.100%, VRD	16,115,000	16,115,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.120%, VRD	$2,200,000	$2,200,000
Series H, 0.120%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.110%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.120%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.110%, VRD	4,410,000	4,410,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B, 0.140%, VRD	1,300,000	1,300,000
		61,895,000
Ohio—4.31%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.120%, VRD	13,040,000	13,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.120%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.110%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.100%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B, 0.090%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.120%, VRD[1,2]	2,845,000	2,845,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State University Revenue, Series E, 0.070%, VRD	$1,000,000	$1,000,000
		58,330,000
Oregon—1.45%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.130%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	895,000	895,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,025,447
		19,620,447
Pennsylvania—3.36%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.120%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.140%, VRD	1,295,000	1,295,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.120%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	8,000,000	8,011,414
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.110%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.130%, VRD	2,540,000	2,540,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.130%, VRD	$5,255,000	$5,255,000
		45,566,414
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.130%, VRD	300,000	300,000
		3,080,000
Tennessee—0.32%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.100%, VRD	4,370,000	4,370,000
Texas—7.29%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.130%, VRD	13,600,000	13,600,000
Subseries C-2, 0.130%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.130%, VRD	13,520,000	13,520,000
Series A-2, 0.130%, VRD	8,355,000	8,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.110%, VRD	4,710,000	4,710,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.100%, VRD	$6,100,000	$6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.120%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	33,000,000	33,152,579
University of Texas University Revenues Refunding (Financing System), Series B, 0.080%, VRD	2,600,000	2,600,000
		98,817,579
Utah—0.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.110%, VRD	5,645,000	5,645,000
Virginia—1.65%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.110%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.110%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.070%, VRD	5,140,000	5,140,000
Series F, 0.120%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.93%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.120%, VRD[1,2]	4,995,000	4,995,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.120%, VRD	$21,850,000	$21,850,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.120%, VRD	5,215,000	5,215,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.140%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130%, VRD	3,750,000	3,750,000
		39,710,000
Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.130%, VRD	3,450,000	3,450,000
Total municipal bonds and notes (cost—$1,142,094,052)		1,142,094,052
Tax-exempt commercial paper—15.57%
California—1.18%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	6,000,000	6,000,000
Sacramento Municipal Utility District, 0.040%, due 05/07/15	10,000,000	10,000,000
		16,000,000
Illinois—0.78%
Illinois Educational Facilities Authority Revenue, 0.060%, due 06/03/15	10,615,000	10,615,000
Maryland—1.84%
Johns Hopkins University, 0.050%, due 05/07/15	6,900,000	6,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County, 0.040%, due 05/05/15	$10,000,000	$10,000,000
0.040%, due 05/07/15	8,000,000	8,000,000
		24,900,000
Minnesota—2.21%
Mayo Clinic, 0.080%, due 08/05/15	20,000,000	20,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
		30,000,000
Missouri—0.86%
University of Missouri, 0.050%, due 05/18/15	11,583,000	11,583,000
Tennessee—1.18%
Vanderbilt University, 0.120%, due 08/05/15	8,000,000	8,000,000
0.140%, due 07/07/15	8,000,000	8,000,000
		16,000,000
Texas—4.06%
Dallas Area Rapid Transit,
0.060%, due 05/06/15	4,000,000	4,000,000
0.060%, due 05/12/15	6,000,000	6,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
University of Texas,
0.040%, due 05/27/15	10,000,000	10,000,000
0.050%, due 05/19/15	12,000,000	12,000,000
		55,000,000
Virginia—2.35%
University of Virginia,
0.050%, due 05/12/15	7,900,000	7,900,000
0.050%, due 05/14/15	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—(concluded)
University of Virginia (concluded)
0.060%, due 05/19/15	$10,000,000	$10,000,000
0.050%, due 05/20/15	10,000,000	10,000,000
		31,900,000
Washington—1.11%
University of Washington, 0.100%, due 07/07/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$210,998,000)		210,998,000
Total investments (cost—$1,353,092,052 which approximates cost for federal income tax purposes)—99.86%		1,353,092,052
Other assets in excess of liabilities—0.14%		1,926,716
Net assets—100.00%		$1,355,018,768

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,142,094,052	$—	$1,142,094,052
Tax-exempt commercial paper	—	210,998,000	—	210,998,000
Total	$—	$1,353,092,052	$—	$1,353,092,052

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2015 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	44 days	43 days	35 days
Net assets (bln)	$14.1	$14.2	$15.8
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Commercial paper	38.1%	37.0%	35.2%
Certificates of deposit	28.5	27.6	24.6
Time deposits	11.3	13.6	13.8
Repurchase agreements	7.8	7.7	13.6
Short-term corporate obligations	7.7	7.8	7.1
US government and agency obligations	5.6	4.6	5.0
Non-US government obligations	1.0	0.8	0.7
Other assets less liabilities	0.0 [3]	0.9	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited)

Treasury Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	36 days	28 days	27 days
Net assets (bln)	$12.6	$12.1	$12.5
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Repurchase agreements	76.5%	76.5%	72.4%
US government obligations	21.8	18.8	25.1
Other assets less liabilities	1.7	4.7	2.5
Total	100.00%	100.00%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	19 days	33 days	23 days
Net assets (bln)	$1.4	$1.6	$1.4
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Municipal bonds and notes	84.3%	87.8%	84.2%
Tax-exempt commercial paper	15.6	12.1	15.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Statement of operations

For the year ended April 30, 2015

Prime Master Fund
Investment income:
Interest	$32,174,454

Expenses:
Investment advisory and administration fees	14,987,053
Trustees’ fees	117,027
15,104,080
Fee waivers by investment advisor	—
Net expenses	15,104,080
Net investment income	17,070,374
Net realized gain	134,885
Net increase in net assets resulting from operations	$17,205,259

See accompanying notes to financial statements

Treasury Master Fund

$8,134,997

12,247,020
106,922
12,353,942
(5,455,624)
6,898,318
1,236,679
362,897
$1,599,576

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
Prime Master Fund
From operations:
Net investment income	$17,070,374	$20,089,113
Net realized gain	134,885	199,522
Net increase in net assets resulting from operations	17,205,259	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,660,811,709)	(3,394,160,779)
Net decrease in net assets	(1,643,606,450)	(3,373,872,144)
Net assets:
Beginning of year	15,763,737,028	19,137,609,172
End of year	$14,120,130,578	$15,763,737,028

Treasury Master Fund
From operations:
Net investment income	$1,236,679	$1,367,051
Net realized gain	362,897	111,413
Net increase in net assets resulting from operations	1,599,576	1,478,464
Net increase in net assets from beneficial interest transactions	123,527,693	284,127,950
Net increase in net assets	125,127,269	285,606,414
Net assets:
Beginning of year	12,511,156,722	12,225,550,308
End of year	$12,636,283,991	$12,511,156,722

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2015
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Total investment return[1]	0.11%
Net assets, end of year (000’s)	$14,120,131

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$12,636,284

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.19%	0.19%	0.21%

0.11%	0.19%	0.20%	0.21%
$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[2]	0.06%	0.10%[2]
0.01%	0.05%	0.01%	0.09%

0.01%	0.05%	0.01%	0.09%
$12,511,157	$12,225,550	$13,044,384	$7,219,706

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The

Master Trust

Notes to financial statements

Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

Master Trust

Notes to financial statements

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by

Master Trust

Notes to financial statements

economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2015, Prime Master Fund and Treasury Master Fund owed UBS Global AM $1,183,406 and $712,600, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2015, UBS Global AM was obligated to reduce its investment advisory and administration fees otherwise receivable by $27,242 and $25,963 for the independent trustees fees related to Prime Master Fund and Treasury Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and

Master Trust

Notes to financial statements

not contractual and may be terminated at any time. For the year ended April 30, 2015, UBS Global AM voluntarily waived $5,455,624 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations. There were no investments in Private Money Market by the Master Funds during the year.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the

Master Trust

Notes to financial statements

transactions. During the year ended April 30, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,471,988,740

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Master Funds did not engage in securities lending during the year.

Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2015	2014
Prime Master Fund
Contributions	$46,715,500,630	$49,173,642,552
Withdrawals	(48,376,312,339)	(52,567,803,331)
Net decrease in beneficial interest	$(1,660,811,709)	$(3,394,160,779)

	For the years ended April 30,
	2015	2014
Treasury Master Fund
Contributions	$25,098,121,478	$25,983,033,439
Withdrawals	(24,974,593,785)	(25,698,905,489)
Net increase in beneficial interest	$123,527,693	$284,127,950

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Master Trust

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury and retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund and Treasury Master Fund) (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and

Master Trust

the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007

Master Trust

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2007

Master Trust

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is retired. He was a consultant on non- management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Master Trust

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 2007

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2007

Master Trust

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served

David Malpass; 59 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014

Master Trust

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2007 (Vice President and Assistant Secretary); Since July 2014 (Chief Compliance Officer)

Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2007	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 58	Vice President	Since 2007	Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2007

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM— Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2007	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mandy Yu*, 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Manager for the Master Funds

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $136,020 and $136,020, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $11,016 and $11,016, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2014 and 2013 semiannual financial statements and (2) review of the consolidated 2013 and 2012 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,950 and $25,200, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through July 2013)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2015, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate fees billed by EY of $311,193 and $159,556, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2015	2014
Covered Services	$36,966	$36,216
Non-Covered Services	274,227	123,340

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)  Included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2015